Non-controlling interest (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 57,613	$ 41,158
Depreciation	3,847	2,260
Net income and comprehensive income	6,566	3,510
Current assets	25,843	17,784
Non-current assets	91,409	81,076
Current liabilities	24,537	21,283
Cash provided by operating activities	16,280	15,316
Cash used in investing activities	(14,359)	(13,989)
Cash used in financing activities	(2,482)	(625)
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Net income and comprehensive income	5,879
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Revenue	57,613	40,948
Depreciation	3,791	2,195
Accretion expense	829	584
Income tax expense	7,891	6,826
Net income and comprehensive income	13,065	8,845
Current assets	21,223	11,297
Non-current assets	89,368	78,952
Current liabilities	(21,398)	(16,973)
Non-current liabilities	(18,428)	(11,528)
Advances from parent, net	(26,567)	(30,210)
Cash provided by operating activities	20,241	20,191
Cash used in investing activities	(14,310)	(13,813)
Cash used in financing activities	$ (4,896)	$ (6,167)